SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 14 - SUBSEQUENT EVENTS

In accordance with ASC 855-10, all subsequent events have been reported through the filing date as set forth below.

Refinery Transaction

On March 4, 2017, MMEX Resources Corporation (the “Company”) entered into an agreement with Maple Resources Corporation (“Maple”), a related party, to acquire all of Maple’s right, title and interest (the “Rights”) in plans to build a $450 million, 50,000 barrels per day capacity crude oil refinery in Pecos County, Texas (the “Refinery Transaction” or the “Project”). Pursuant to the Refinery Transaction, the Company agreed to acquire the Rights in exchange for the issuance of 7,000,000,000 new common shares (the “Purchased Shares”).

The Refinery Transaction provides for the Company to issue the Purchased Shares in two tranches, of which the First Tranche of 1,500,000,000 shares was issued on March 4, 2017. The Second Tranche of 5,500,000,000 shares is to be issued once the Company’s Articles of Incorporation are amended to increase the number of authorized shares of common stock, as more particularly described below. In addition, the Second Tranche amount of shares will be adjusted (up or down) subject to valuation of the Refinery Transaction by a third party outside consultant.

Completion of the Project is subject to the receipt of required governmental permits and completion of required debt and equity financing.

In connection with the amendment to the Company’s Articles of Incorporation discussed below, Maple agreed to waive its right to receive the second tranche of 5,500,000,000 shares of common stock.

Amendment of Articles of Incorporation

On March 7, 2017, the holders of more than 50.1% of the outstanding shares of common stock of the Company executed their written consent in lieu of special meeting approving an amendment and restatement of the articles of incorporation to provide for an increase in the authorized shares of common stock from 3,000,000,000 to 10,000,000,000 shares. In addition, the articles of incorporation will be amended to provide for two classes of common shares: (i) Class A Shares, having one vote per share, and (ii) Class B Shares, with 10 votes per share. All of the currently outstanding shares of common stock will be reclassified as Class A Shares, except that all of the Purchased Shares issued or to be issued in the Refinery transaction will be Class B Shares. Other than the provisions of the voting rights, the two classes of shares of common stock will have equal terms and conditions. As of the date of filing of this report, these amendments to the articles of incorporation have not been filed.

Settlement Agreement

As discussed in Note 7, on October 28, 2016, the Company entered into a Settlement Agreement with RCP. Pursuant to the Settlement Agreement, as amended, RCP purchased a total of $84,782 outstanding payables from the Company for shares of common stock of the Company. During November 2016 through January 2017, we have issued a cumulative total of 452,000,000 common shares pursuant to the Settlement Agreement and, as of March 9, 2017, we issued an additional 37,000,000 common shares and have terminated any further obligation to issue shares. Our creditors will not receive further funding from the Settlement Agreement.

Other Common Shares Issued

Subsequent to January 31, 2017, 552,339,556 shares of its common stock: 94,324,638 shares for cash of $91,810; 12,298,246 shares for services valued at $234,404; 37,000,000 shares in settlement of debt of $28,682; 440,000 shares in settlement of accrued expenses of $44,000; 2,916,680 in payment of common stock payable of $291,668, 353,359,992 shares in the cashless exercise of warrants, and 52,000,000 shares in settlement of debt of $723,641.

April 19, 2017 Convertible Note

Effective April 19, 2017, we issued and delivered to JSJ Investments, Inc. a 12% convertible note in the principal amount of $145,000. The note was issued at a discount, resulting in our receipt of $138,000. We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance. The note is due and payable on the 180th day after issuance at a redemption price of 150% plus accrued interest. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

May 15, 2017 Convertible Redeemable Note

Effective May 15, 2017, we issued and delivered to Eagle Equities LLC an 8% convertible redeemable note in the principal amount of $115,000. The note was issued at a discount, resulting in our receipt of $105,000. We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 120th day from issuance and to150%, plus accrued interest, until the 180th day from issuance. The note is due and payable on May 15, 2018. During the first 6 months the note is in effect, the holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a fixed price of $0.03 per share. Beginning the 6 month anniversary of the note, the holder of the note, at is option, may convert the unpaid principal of, and accrued interest on, the note into shares of our common stock a 40% discount from the average of the three lowest trading prices during the 25 days prior to conversion. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

May 16, 2017 Convertible Redeemable Note

Effective May 16, 2017, we issued and delivered to Crown Bridge Partners, LLC an 8% convertible redeemable note in the principal amount of $60,000. The note was issued at a discount, resulting in our receipt of $54,000. The note is due and payable on May 16, 2018. The other terms of the note are identical to the terms of the May 15, 2017 convertible redeemable note.

May 24, 2017 Convertible Redeemable Note

Effective May 24, 2017, we issued and delivered to GS Capital Partners, LLC an 8% convertible note in the principal amount of $173,000. The note was issued at a discount, resulting in our receipt of $158,000. We can redeem the note at any time prior to 60 days from the issuance date at a redemption price of 118% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120thday from issuance and then to 133%, plus accrued interest, until the 180th day from issuance. The note cannot be prepaid after the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock).

June 12, 2017 Equity Purchase Agreement

On June 12, 2017, we entered into an Equity Purchase Agreement with Crown Bridge Partners, LLC (“Crown Bridge”). Pursuant to the terms of the Equity Purchase Agreement, Crown Bridge has committed to purchase up to $3,000,000 of our common stock for a period of up to 24 months commencing upon the effectiveness of a registration statement covering the resale of shares issuable to Crown Bridge under the Equity Purchase Agreement. The Equity Purchase Agreement allows us to deliver a put notice to Crown Bridge stating the dollar amount of common stock that we intend to sell to Crown Bridge on the date specified in the put notice. The amount of each put notice is limited to a formula that is equal to the lesser of (i) $100,000 or (ii) 150% of the average dollar value of the trading volume of our stock, measured at the lowest price during the trading period, for the seven days prior to the purchase of shares by Crown Bridge. The purchase price of shares issued in respect of each put notice is 80% of the average of the three lowest trading prices in the seven trading days immediately preceding the date on which the Company exercises its put right. We are required to file a registration statement with the SEC on Form S-1 within 45 days of the date of the Equity Purchase Agreement covering the resale of shares to be issued under such agreement and to use our best efforts to cause the registration statement to become effective within 90 days of such date.

In connection with the Equity Purchase Agreement, we issued to Crown Bridge, as a commitment fee, an $80,000 convertible promissory note which matures on December 12, 2017. The note bears interest at a rate of 8% per annum. We are entitled to redeem the note at a redemption price of 125% plus accrued interest during the first 90 days after issuance. The redemption price then increases to 135% until the 120th day after issuance and then increases to 150% until the 180th day after issuance, after which the date the note may not be redeemed. If the note is not redeemed or we otherwise default thereunder, Crown Bridge may convert the unpaid balance into shares of our Class A common stock at a conversion price equal to the lesser of (i) the closing price of our Class A common stock on the issuance date of the note or (ii) 60% of the average of the three lowest trading prices during the 25-day period prior to the notice of conversion.

In accordance with ASC 855-10, all subsequent events have been reported through the filing date as set forth below.

Amendment of Articles of Incorporation

As of November 29, 2016, the Company amended its articles of incorporation to increase its authorized common shares to 3,000,000,000 shares.

Conversion of Notes Payable in Default

On October 9, 2014, the convertible notes payable in default of $1,650,000, $120,000 and $180,000 (Note 7) were assigned to The Maple Gas Corporation, a related party. On May 18, 2015, The Maple Gas Corporation converted the notes into 194,999,999 common shares of the Company at $0.01 per share. The issuance of the common shares to Maple Structure Holdings was approved by the Company’s Board of Directors Resolution dated May 18, 2015.

On May 2, 2016, the Company issued a total of 194,999,999 shares of its common stock pursuant to the conversion of notes payable in default (see Note 7).

Private Placement

As the Company continues to expand its business and implement its business strategy, its current monthly cash flow requirements will exceed its near term cash flow from operations. In order to fund its development costs, the Company initiated in fiscal year 2016 a private placement to qualified investors for cash and services. Through the date of the filing of this report, $118,230 cash and $60,000 in services had been received, including $49,200 cash from related parties, for a total of 41,784,320 common shares of the Company and a total of 43,025,313 warrants. The warrants entitle the investors to purchase common shares at exercise prices of $0.0001 and $0.01 per share through March 1, 2022. Of the common shares issued, 1,096,397 shares were issued in July 2016, 27,740,123 shares were issued in December 2016 and 12,947,500 shares were issued in January 2017.

Settlement Agreement and Stipulation

On October 28, 2016, MMEX Resources Corporation (the “Company) entered into a Settlement Agreement and Stipulation (the “Settlement Agreement”) with Rockwell Capital Partners, Inc. (“RCP”). Pursuant to the Settlement Agreement, as amended, RCP has purchased certain outstanding payables between the Company and designated vendors totaling $109,391 (the “Payables” or “Claims”) and will exchange the portion of such Payables assigned for a Settlement Amount payable in common shares of the Company.

In settlement of the Claims, the Company shall issue and deliver to RCP, in one or more tranches as necessary, shares of the Company’s common stock (“Common Stock”), subject to adjustment and ownership limitations as set forth in the Settlement Agreement, sufficient to satisfy the Claims amount at a 50% discount to market based on the market price during the valuation period as defined in the Settlement Agreement. The Company also issued 7,000,000 shares of Common Stock as a settlement fee on October 31, 2016.

On October 28, 2016, a circuit court in Florida issued an order confirming the fairness of the terms of the Settlement Agreement within the meaning of exemption from registration provided by Section 3(a) (10) of the Securities Act of 1933.

The Company issued the following shares of its common stock to RCP in settlement of Claims: 10,000,000 shares on November 3, 2016, 15,000,000 shares on November 4, 2016, 18,000,000 shares on November 10, 2016, 18,000,000 shares on November 16, 2016, 14,000,000 shares on November 21, 2016, 22,000,000 shares on November 28, 2016, 22,000,000 shares on November 30, 2016, 25,000,000 shares on December 5, 2016, 25,000,000 shares on December 7, 2016, 27,000,000 shares on January 4, 2017, 28,000,000 shares on January 6, 2017, 29,000,000 shares on January 10, 2017 and 30,000,000 shares on January 11, 2017.

Other Subsequent Events

As of June 29, 2016, the Board of Directors executed a Board Resolution that the Directors of the Company may be two directors pursuant to the By-Laws of the Company. As of June 29, 2016, Nabil Katabi resigned as a director of the Company.